Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Balances with Related Parties
As of December 31, 2024, and June 30, 2025, balances with related parties consisted of the following:
	December 31, 2024	June 30, 2025
Assets:
Due from Castor Ships (a) – current	$1,407,506	$2,108,290
Due from Castor Ships (a) – non-current	3,504,667	2,893,839
Due from Pavimar (b) – current	1,405,049	440,030
Investment in Toro (c) – non-current	117,560,467	117,564,356
Due from related parties (MPC Capital) (g) - current	3,581,070	8,670,014

Liabilities:
Due to Toro (d) – current	687,500	1,104,166
Current portion of long‐term debt, related party, net (Toro) (e)	9,970,623	—
Long‐term debt, related party, net (Toro) (e)	89,921,162	—
Accrued interest (e)- current	364,205	—
Due to related parties (MPC Capital) (g) - current	$201,520	$—

Related Party Long-Term Debt
	Period Ended
Loan facilities	December 31, 2024	June 30, 2025
$100 million senior term loan facility	100,000,000	—
Total long-term debt, related party	$100,000,000	$—
Less: Deferred financing costs	(108,215)	—
Total long-term debt, related party, net of deferred finance costs	$99,891,785	$—

Presented:		—
Current portion of long-term debt, related party	$10,000,000	$—
Less: Current portion of deferred finance costs	(29,377)	—
Current portion of long-term debt, related party, net of deferred finance costs	$9,970,623	$—
		—
Non-Current portion of long-term debt, related party	$90,000,000	$—
Less: Non-Current portion of deferred finance costs	(78,838)	—
Non-Current portion of long-term debt, related party, net of deferred finance costs	$89,921,162	$—

Revenues from Services with Related Parties
Revenues from services with related parties	Six months ended June 30, 2025
MPC Container Ships ASA	$4,203,908
MPC Caribbean Clean Energy Limited	450,060
MPC Energy Solutions NV	353,742
Other	271,312
Total	$5,279,022